Investment Portfolioas of August 31, 2022 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 8.8%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	24,720	433,589
Entertainment 2.0%
Take-Two Interactive Software, Inc.*	6,335	776,418
Walt Disney Co.*	25,961	2,909,709
Warner Bros Discovery, Inc.*	5,980	79,175
		3,765,302
Interactive Media & Services 6.5%
Alphabet, Inc. “A”*	102,120	11,051,426
Meta Platforms, Inc. “A”*	6,345	1,033,791
		12,085,217
Consumer Discretionary 11.7%
Auto Components 0.8%
Lear Corp.	11,184	1,550,550
Automobiles 1.8%
Ford Motor Co.	47,280	720,547
Tesla, Inc.*	9,780	2,695,466
		3,416,013
Diversified Consumer Services 1.2%
Terminix Global Holdings, Inc.*	52,070	2,220,785
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.	20,862	2,656,984
Starbucks Corp.	10,474	880,549
		3,537,533
Household Durables 0.8%
Mohawk Industries, Inc.*	12,621	1,392,854
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.*	17,392	2,204,784
Specialty Retail 1.9%
Five Below, Inc.*	5,439	695,539
Lowe's Companies, Inc.	9,239	1,793,660
TJX Companies, Inc.	15,624	974,156
		3,463,355
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc. “B”	32,193	3,426,945
PVH Corp.	8,319	467,944
		3,894,889

Consumer Staples 5.7%
Beverages 4.0%
Keurig Dr Pepper, Inc.	28,330	1,079,940
Molson Coors Beverage Co. “B”	26,047	1,345,848
PepsiCo, Inc.	28,862	4,972,057
		7,397,845
Food & Staples Retailing 1.2%
Albertsons Cos., Inc. “A”	79,906	2,198,214
Food Products 0.5%
Kellogg Co.	13,352	971,224
Energy 4.8%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	12,438	1,992,319
Chevron Corp.	8,641	1,365,796
Exxon Mobil Corp.	53,113	5,077,072
Valero Energy Corp.	4,442	520,247
		8,955,434
Financials 10.8%
Banks 2.2%
Bank of America Corp.	85,119	2,860,850
JPMorgan Chase & Co.	11,561	1,314,832
		4,175,682
Capital Markets 4.4%
Ameriprise Financial, Inc.	3,641	975,825
Invesco Ltd.	44,668	735,682
KKR & Co., Inc.	32,327	1,634,453
MSCI, Inc.	2,175	977,097
The Goldman Sachs Group, Inc.	8,030	2,671,340
Tradeweb Markets, Inc. “A”	16,098	1,120,260
		8,114,657
Consumer Finance 1.4%
American Express Co.	16,975	2,580,200
Insurance 2.8%
Allstate Corp.	34,246	4,126,643
Hartford Financial Services Group, Inc.	16,178	1,040,407
		5,167,050
Health Care 14.7%
Biotechnology 5.8%
Amgen, Inc.	16,356	3,930,347
Biogen, Inc.*	8,993	1,757,052
BioMarin Pharmaceutical, Inc.*	10,125	903,150
Regeneron Pharmaceuticals, Inc.* (a)	2,757	1,601,983
Vertex Pharmaceuticals, Inc.*	9,090	2,561,198
		10,753,730
Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	9,083	1,331,205
Centene Corp.*	23,057	2,069,135
Cigna Corp.	19,563	5,545,132

Elevance Health, Inc.	2,945	1,428,649
HCA Healthcare, Inc.	9,305	1,841,180
		12,215,301
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies Corp.*	43,293	386,173
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	38,371	2,586,589
Merck & Co., Inc.	16,149	1,378,479
		3,965,068
Industrials 10.2%
Aerospace & Defense 1.2%
Howmet Aerospace, Inc.	59,742	2,116,659
Air Freight & Logistics 1.8%
United Parcel Service, Inc. “B”	17,414	3,387,197
Building Products 0.5%
Owens Corning	11,615	949,294
Commercial Services & Supplies 2.6%
Republic Services, Inc.	33,131	4,728,456
Construction & Engineering 0.6%
MDU Resources Group, Inc.	35,627	1,074,154
Electrical Equipment 0.3%
Vertiv Holdings Co.	42,434	489,264
Industrial Conglomerates 1.0%
General Electric Co.	25,641	1,883,075
Machinery 0.8%
Deere & Co.	4,244	1,550,121
Professional Services 0.9%
Verisk Analytics, Inc.	8,962	1,677,328
Road & Rail 0.5%
Uber Technologies, Inc.*	34,756	999,583
Information Technology 25.6%
Communications Equipment 1.1%
Cisco Systems, Inc.	44,402	1,985,657
IT Services 1.1%
Fidelity National Information Services, Inc.	11,051	1,009,730
Mastercard, Inc. “A”	2,118	687,016
PayPal Holdings, Inc.*	4,109	383,945
		2,080,691
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	14,770	1,253,530
Enphase Energy, Inc.*	7,097	2,032,865
Intel Corp.	49,856	1,591,403
Micron Technology, Inc.	12,600	712,278

NVIDIA Corp.	6,754	1,019,449
QUALCOMM, Inc.	6,096	806,318
		7,415,843
Software 11.0%
Microsoft Corp.	59,224	15,485,299
Oracle Corp.	32,209	2,388,297
Salesforce, Inc.*	13,374	2,087,949
Zoom Video Communications, Inc. “A”*	5,869	471,868
		20,433,413
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	99,082	15,577,672
Materials 1.8%
Chemicals 1.4%
DuPont de Nemours, Inc.	29,403	1,635,983
International Flavors & Fragrances, Inc.	9,322	1,029,895
		2,665,878
Metals & Mining 0.4%
Newmont Corp.	17,051	705,229
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,607	399,914
Digital Realty Trust, Inc.	16,052	1,984,509
Iron Mountain, Inc.	48,271	2,539,537
VICI Properties, Inc.	36,685	1,210,238
		6,134,198
Utilities 2.3%
Multi-Utilities 0.5%
Sempra Energy	5,632	929,111
Water Utilities 1.8%
American Water Works Co., Inc.	22,913	3,401,435
Total Common Stocks (Cost $153,025,128)		185,029,707

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.0% (b) (c) (Cost $1,260,420)	1,260,420	1,260,420

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.09% (b) (Cost $959,824)	959,824	959,824

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $155,245,372)	100.9	187,249,951
Other Assets and Liabilities, Net	(0.9)	(1,618,058)
Net Assets	100.0	185,631,893
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 are as follows:
Value ($) at 11/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.0% (b) (c)
4,870,073	—	3,609,653 (d)	—	—	1,617	—	1,260,420	1,260,420
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.09% (b)
1,034,285	15,909,845	15,984,306	—	—	5,660	—	959,824	959,824
5,904,358	15,909,845	19,593,959	—	—	7,277	—	2,220,244	2,220,244

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $1,220,226, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$185,029,707	$—	$—	$185,029,707
Short-Term Investments (a)	2,220,244	—	—	2,220,244
Total	$187,249,951	$—	$—	$187,249,951

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH3
R-080548-1 (1/23)